Investment Strategy - Integrity Dividend Harvest ETF	Jun. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities. The Fund’s equity securities include common stock and preferred stock. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund’s investment sub-adviser, Viking Fund Management, LLC (the “Sub-Adviser”) will account for the effect of any stock splits or spin-offs and exclude special dividends.

Although the Sub-Adviser’s investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Sub-Adviser considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Sub-Adviser emphasizes dividend yield in selecting stocks for the Fund because the Sub-Adviser believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock, depositary receipts and preferred stock.

The Sub-Adviser may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated or the issuer fails to raise its dividend.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.
Strategy Portfolio Concentration [Text]	While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.